Segmental analysis - Reported external net operating income by country/territory (Details) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Disclosure of geographical areas [line items]
Net operating income	[1]	$ 37,742	$ 34,122
UK
Disclosure of geographical areas [line items]
Net operating income		7,922	6,270
Hong Kong
Disclosure of geographical areas [line items]
Net operating income		12,343	11,490
US
Disclosure of geographical areas [line items]
Net operating income		2,599	2,313
Chinese mainland
Disclosure of geographical areas [line items]
Net operating income		1,311	67
– other countries/territories
Disclosure of geographical areas [line items]
Net operating income		$ 13,567	$ 13,982

[1]	Also referred to as revenue.